COMMITMENTS AND CONTINGENCIES (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Operating lease commitments
Rental expenses	$ 14,846	92,493	57,689	34,879
2013	19,448	121,161
2014	15,270	95,136
2015	8,173	50,917
2016	5,410	33,707
2017	4,835	30,120
Thereafter	22,399	139,549
Total	75,535	470,590
Capital commitments
2013	13,733	85,556
2014	15	91
2015	940	5,856
2016	46	284
2017 and thereafter
Capital commitments under non-cancelable construction contracts	$ 14,734	91,787